Other Non-Current Assets - Additional Information (Details) shares in Millions		1 Months Ended	12 Months Ended
	Oct. 26, 2022 USD ($)	Mar. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Oct. 19, 2023 USD ($)
Disclosure of Detailed Information about Other Assets [Line Items]
Gain on modification of debt			$ (4,349,000)		$ 4,958,000
Promissory notes receivables due from associates, due third installment					19,900,000
Bear Creek
Disclosure of Detailed Information about Other Assets [Line Items]
Gain on modification of debt	$ 1,900,000
Annual compound interest rate	15.00%					7.00%
Promissory notes receivables due from associates, due third installment			25,200,000	$ 25,200,000	25,300,000	$ 25,200,000
Current receivables due from associates					5,400,000
Notes receivables, receive monthly repayments		$ 700,000
Notes receivable, monthly repayments, percentage of free cash flows		50.00%
Due from associate, common stock (in shares) | shares		2.8
Current derivative assets fair value on initial recognition		$ 1,400,000
Notes receivable, recognized expected credit loss			3,400,000
Notes receivable, principal and interest outstanding						$ 26,600,000
Notes receivable, option to convert, maximum ownership percentage						19.99%
Notes receivable, conversion price rate | $ / shares				$ 0.73
Notes receivables, recognized gain						$ 2,300,000
Derecognized carrying amount						22,500,000
Share receivables, derecognized carrying amount						$ 400,000
Pilar Gold Inc.
Disclosure of Detailed Information about Other Assets [Line Items]
Other comprehensive income, before tax, gains (losses) on hedging instruments that hedge investments in equity instruments			(2,300,000)		0
Investment in associate, fair value			$ 0	$ 0	$ 2,300,000